ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2016
ACCOUNTS PAYABLE AND OTHER
Schedule of accounts payable and other

December 31,	2016	2015
(millions of Canadian dollars)
Operating accrued liabilities	3,487	3,028
Trade payables	328	561
Construction payables	587	750
Current derivative liabilities (Note 24)	1,941	1,945
Contractor holdbacks	125	299
Taxes payable	321	376
Security deposits	52	62
Deferred revenue	138	89
Asset retirement obligations (Note 19)	2	9
Other	314	232

	7,295	7,351